As filed with the Securities and Exchange Commission on August 6, 2019
File Nos. 333-57548 and 811-10319

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[X]
Pre-Effective Amendment No.		[ ]
Post-Effective Amendment No.	72	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[X]
Amendment No.	73	[X]

USA MUTUALS
(Exact Name of Registrant as Specified in Charter)

700 N. Pearl Street, Suite 900
Dallas, Texas 75201
(Address of Principal Executive Offices) (Zip Code)
(Registrant’s Telephone Number, including Area Code) (800) 688-8257

Emily R. Enslow
U.S. Bank Global Fund Services
615 E. Michigan Street, 2nd Floor
Milwaukee, Wisconsin 53202
(414) 765-6872
(Name and Address of Agent for Service)

Copies to:
Carol A. Gehl, Esq.
Godfrey & Kahn, S.C.
833 East Michigan Street, Suite 1800
Milwaukee, Wisconsin 53202
(414) 273-3500

It is proposed that this filing will become effective (check appropriate box)

[X]	Immediately upon filing pursuant to Rule 485(b).
[ ]	on (date) pursuant to Rule 485(b).
[ ]	on (date) pursuant to Rule 485(a)(1).
[ ]	60 days after filing pursuant to Rule 485(a)(1).
[ ]	75 days after filing pursuant to Rule 485(a)(2).
[ ]	on (date) pursuant to Rule 485(a)(2).

If appropriate, check the following box:

[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note: This PEA No. 72 hereby incorporates Parts A, B and C from the Fund’s PEA No. 71 on Form N-1A filed July 26, 2019. This PEA No. 72 is filed for the sole purpose of submitting the XBRL exhibit for the risk/return summary first provided in PEA No. 71.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that this Post-Effective Amendment No. 72 to its Registration Statement meets all of the requirements for effectiveness pursuant to Rule 485(b) of the Securities Act of 1933, as amended, and the Registrant has duly caused this Post-Effective Amendment No. 72 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Milwaukee and State of Wisconsin, on the 6th day of August, 2019.

USA MUTUALS (Registrant)

By:    /s/ Michael N. Loukas
Michael N. Loukas
President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 72 to its Registration Statement has been signed below on August 6, 2019, by the following persons in the capacities indicated.

/s/ Michael N. Loukas Michael N. Loukas	President

/s/ Richard A. Sapio* Richard A. Sapio	Chairman and Trustee

/s/ Dr. Michael D. Akers* Dr. Michael D. Akers	Lead Independent Trustee

/s/ Gary A. Drska* Gary A. Drska	Independent Trustee

* By /s Michael N. Loukas
Michael N. Loukas, President
*Attorney-in-Fact pursuant to Power of Attorney previously filed with Registrant’s Post-Effective Amendment No. 69 to its Registration Statement on Form N-1A with the SEC on July 26, 2018, and is incorporated by reference.

EXHIBIT INDEX

Exhibit	Exhibit No.
Instance Document	EX-101.INS
Schema Document	EX-101.SCH
Calculation Linkbase Document	EX-101.CAL
Definition Linkbase Document	EX-101.DEF
Label Linkbase Document	EX-101.LAB
Presentation Linkbase Document	EX-101.PRE